CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)
Non-current assets
Fixed assets-net	¥ 23,617,138		$ 3,629,888	¥ 24,278,032
Construction-in-progress	1,430,671		219,890	790,308
Prepayments for fixed assets and construction-in-progress	54,368		8,356	60,095
Leasehold land payments	1,980,278		304,363	1,624,859
Goodwill	281,255		43,228	281,255
Investments in associates	174,548		26,828	167,604
Deferred tax assets	37,005		5,688	79,929
Long-term prepaid expenses	33,401		5,134	7,824
Available-for-sale investments	296,414		45,558	53,826
Long-term receivable	31,274		4,806	31,406
Total non-current assets	27,936,352		4,293,739	27,375,138
Current assets
Materials and supplies	330,727		50,832	332,607
Trade receivables	4,142,210		636,646	3,364,366
Prepayments and other receivables	314,251		48,299	330,491
Short-term deposits	108,000	[2]	16,599	108,000	[2]
Cash and cash equivalents	1,160,515		178,368	1,359,656
Assets classified as held for sale	2,183		336	0
Total current assets	6,057,886		931,080	5,495,120
Total assets	33,994,238		5,224,819	32,870,258
Capital and reserves attributable to the Company's equity holders
Share capital	7,083,537		1,088,720	7,083,537
Share premium	11,562,738		1,777,160	11,562,738
Other reserves	3,109,516		477,924	2,825,593
Retained earnings	6,928,886		1,064,950	6,582,190
Capital and reserves attributable to the Company's equity holders	28,684,677		4,408,754	28,054,058
Non-controlling interests	(27,596)		(4,241)	(24,003)
Total equity	28,657,081		4,404,513	28,030,055
Non-current liabilities
Deferred tax liabilities	66,391		10,204	68,883
Deferred income	105,791		16,260	106,810
Total non-current liabilities	172,182		26,464	175,693
Current liabilities
Trade payables	1,325,077		203,661	1,143,523
Payables for fixed assets and construction-in-progress	2,214,547		340,370	1,765,185
Dividends payable	12,893		1,982	15,542
Income tax payable	149,227		22,936	121,513
Accruals and other payables	1,463,231		224,893	1,618,747
Total current liabilities	5,164,975		793,842	4,664,510
Total liabilities	5,337,157		820,306	4,840,203
Total equity and liabilities	¥ 33,994,238		$ 5,224,819	¥ 32,870,258

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.
[2]	Note: The original effective interest rate of term deposits was 1.56% per annum (2016: 1.65% per annum).